Cash Flow Information	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Cash Flow Information
32.	CASH FLOW INFORMATION

a.	Non-cash transactions

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Additions of financial assets at FVTOCI	$268,653.5	$253,613.9	$45,126.2
Conversion of convertible bonds into equity securities	(120.5)	—	—
Exchange of equity instruments	—	(106.2)	—
Changes in accrued expenses and other current liabilities	(5,895.5)	2,381.0	9,440.5

Payments for acquisition of financial assets at FVTOCI	$262,637.5	$255,888.7	$54,566.7

Disposal of financial assets at FVTOCI	$269,011.8	$251,201.4	$43,130.9
Changes in other financial assets	(2,079.9)	3,509.3	1,832.5
Exchange of equity instruments	—	(106.2)	—

Proceeds from disposal of financial assets at FVTOCI	$266,931.9	$254,604.5	$44,963.4

(Continued)

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Additions of property, plant and equipment	$525,720.7	$835,406.3	$1,139,892.1
Changes in other financial assets	584.7	1,934.0	5,730.1
Exchange of assets	(1.1)	(3,256.5)	(275.6)
Changes in payables to contractors and equipment suppliers	(19,085.9)	5,153.3	(60,638.2)
Changes in accrued expenses and other current liabilities	—	—	630.6
Transferred to initial carrying amount of hedged items	20.3	(41.4)	—
Capitalized interests	—	—	(2,666.9)

Payments for acquisition of property, plant and equipment	$507,238.7	$839,195.7	$1,082,672.1

Additions of intangible assets	$12,559.5	$9,318.5	$7,535.1
Changes in other financial assets	10.5	2.9	7.6
Changes in account payable	191.4	—	—
Changes in accrued expenses and other current liabilities	(3,219.0)	(280.7)	(588.4)

Payments for acquisition of intangible assets	$9,542.4	$9,040.7	$6,954.3

b.	Reconciliation of liabilities arising from financing activities

			Non-cash Changes
	Balance as of January 1, 2020	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of December 31, 2020
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$118,522.3	$(31,571.6)	$1,608.3	$—	$—	$88,559.0
Bonds payable	56,900.0	204,535.0	(4,758.6)	—	28.7	256,705.1
Long-term bank loans	—	2,000.0	—	—	(32.4)	1,967.6
Lease liabilities	17,316.9	(2,819.7)	(78.5)	7,742.2	227.7	22,388.6

Total	$192,739.2	$172,143.7	$(3,228.8)	$7,742.2	$224.0	$369,620.3

			Non-cash Changes
	Balance as of January 1, 2021	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of December 31, 2021
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$88,559.0	$35,668.4	$(8,777.5)	$—	$(528.6)	$114,921.3
Bonds payable	256,705.1	361,255.1	(3,646.9)	—	157.3	614,470.6
Long-term bank loans	1,967.6	1,510.0	—	—	(1.8)	3,475.8
Lease liabilities	22,388.6	(2,178.3)	(82.3)	2,619.4	193.3	22,940.7

Total	$369,620.3	$396,255.2	$(12,506.7)	$2,619.4	$(179.8)	$755,808.4

			Non-cash changes
	Balance as of January 1, 2022	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of December 31, 2022
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$114,921.3	$(111,960.0)	$(2,372.0)	$—	$(589.3)	$—
Bonds payable	614,470.6	193,479.3	44,183.1	—	303.4	852,436.4
Long-term bank loans	3,475.8	2,503.3	—	—	(5.2)	5,973.9
Lease liabilities	22,940.7	(2,690.8)	137.2	11,713.4	267.1	32,367.6

Total	$755,808.4	$81,331.8	$41,948.3	$11,713.4	$(24.0)	$890,777.9

Note:	Other changes include discounts on short-term loans, amortization of bonds payable, amortization of long-term bank loan interest subsidy and financial cost of lease liabilities.